CAPITAL STOCK (Details 2) - shares	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2018
CAPITAL STOCK
Common shares equivalents, beginning balance	10,655,198	10,655,198	10,655,198	10,655,198	9,475,198	4,475,198	3,515,198	2,895,198				534,000
Common shares equivalents issued				1,180,000		5,000,000		620,000	543,714	543,714		2,361,198
Exercise of warrants in connection with Warrant Exercise Agreements dated May 8, 2019							(960,000)
Issuance of New Warrants in connection with Warrant Exercise Agreements dated May 8, 2019							1,920,000			1,920,000	1,920,000
Common shares equivalents, Ending balance	10,655,198	10,655,198	10,655,198	10,655,198	10,655,198	9,475,198	4,475,198	3,515,198				2,895,198